Vanguard® Russell 1000 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.6%)
	Linde plc	200,761	83,069
	Air Products and Chemicals Inc.	100,144	27,094
	Freeport-McMoRan Inc.	644,858	24,066
	Newmont Corp. (XNYS)	520,720	20,928
	Nucor Corp.	113,550	19,300
	Dow Inc.	319,788	16,549
	LyondellBasell Industries NV Class A	116,766	11,104
	International Flavors & Fragrances Inc.	115,221	8,685
	Steel Dynamics Inc.	72,379	8,623
	Reliance Steel & Aluminum Co.	26,364	7,257
	CF Industries Holdings Inc.	88,181	6,627
	Albemarle Corp.	52,746	6,396
	Celanese Corp.	44,580	6,181
	International Paper Co.	155,718	5,752
	Mosaic Co.	148,978	5,347
	Ecolab Inc.	24,908	4,776
	Avery Dennison Corp.	24,389	4,744
	Eastman Chemical Co.	53,550	4,489
*	Cleveland-Cliffs Inc.	228,816	3,926
	Fastenal Co.	64,927	3,894
	Royal Gold Inc.	29,459	3,588
	United States Steel Corp.	99,820	3,584
*	RBC Bearings Inc.	12,740	3,284
	Olin Corp.	58,049	2,736
	Hexcel Corp.	38,149	2,644
	FMC Corp.	48,094	2,581
	Alcoa Corp.	80,740	2,169
	Element Solutions Inc.	101,306	2,123
	Timken Co.	28,145	2,038
	Valvoline Inc.	54,814	1,877
	Huntsman Corp.	75,753	1,864
	Westlake Corp.	14,506	1,862
	Chemours Co.	67,326	1,847
	Ashland Inc.	21,165	1,691
	NewMarket Corp.	2,784	1,477
	SSR Mining Inc. (XTSE)	93,657	1,105
*	MP Materials Corp.	47,078	747
			316,024
Consumer Discretionary (8.5%)
	Walmart Inc.	644,547	100,350
*	Walt Disney Co.	825,674	76,532
	McDonald's Corp.	193,300	54,480

		Shares	Market Value ($000)
	NIKE Inc. Class B	250,678	27,642
	General Motors Co.	619,193	19,566
	Ford Motor Co.	1,770,581	18,166
	DR Horton Inc.	140,386	17,923
	Electronic Arts Inc.	123,792	17,085
	Lennar Corp. Class A	113,307	14,494
	Lowe's Cos. Inc.	70,813	14,080
*	Take-Two Interactive Software Inc.	74,370	11,765
*	Dollar Tree Inc.	94,179	11,640
	Hilton Worldwide Holdings Inc.	62,802	10,521
*	Warner Bros Discovery Inc.	994,202	10,389
	Delta Air Lines Inc.	274,630	10,142
*	Aptiv plc	122,015	10,108
	eBay Inc.	226,630	9,294
	Estee Lauder Cos. Inc. Class A	70,971	9,062
	PulteGroup Inc.	98,521	8,711
	Garmin Ltd.	69,378	8,481
	Genuine Parts Co.	63,164	8,387
*	Royal Caribbean Cruises Ltd.	73,937	7,945
*	NVR Inc.	1,215	7,479
	Omnicom Group Inc.	89,080	7,183
	Southwest Airlines Co.	267,712	6,845
*	Carnival Corp.	448,251	6,751
*	United Airlines Holdings Inc.	147,674	5,818
*	Liberty Media Corp.-Liberty Formula One Class C	91,168	5,804
	Best Buy Co. Inc.	75,822	5,379
	Interpublic Group of Cos. Inc.	174,281	5,357
	LKQ Corp.	120,268	5,356
	MGM Resorts International	132,482	5,225
*	Rivian Automotive Inc. Class A	298,741	5,007
	Williams-Sonoma Inc.	24,979	4,685
*	Live Nation Entertainment Inc.	54,803	4,616
	Darden Restaurants Inc.	29,071	4,549
*	CarMax Inc.	67,283	4,302
	Toll Brothers Inc.	49,136	4,220
*	O'Reilly Automotive Inc.	4,112	4,040
	News Corp. Class A	179,402	3,954
	Fox Corp. Class A	131,954	3,898
	Paramount Global Class B	265,725	3,818
	Wynn Resorts Ltd.	43,968	3,712
	Lear Corp.	26,548	3,551
	BorgWarner Inc. (XNYS)	105,175	3,543
*	AutoZone Inc.	1,350	3,523
	New York Times Co. Class A	72,664	3,414
	Vail Resorts Inc.	15,604	3,391
	Bath & Body Works Inc.	103,102	3,363
*	Skechers USA Inc. Class A	55,781	3,286
	Dick's Sporting Goods Inc.	25,249	3,285
	Lithia Motors Inc.	12,200	3,257
	Gentex Corp.	106,053	3,225
	Tapestry Inc.	99,671	3,157
*	Mattel Inc.	158,852	3,018
	Aramark	105,679	2,960
	PVH Corp.	28,001	2,738
	Hasbro Inc.	58,829	2,730
	Wyndham Hotels & Resorts Inc.	35,191	2,722
	VF Corp.	158,423	2,650
	Whirlpool Corp.	24,166	2,632

		Shares	Market Value ($000)
	Service Corp. International	41,903	2,567
*	BJ's Wholesale Club Holdings Inc.	39,250	2,535
*	Capri Holdings Ltd.	51,370	2,488
*	Caesars Entertainment Inc.	54,741	2,448
	Tempur Sealy International Inc.	59,638	2,405
	Hyatt Hotels Corp. Class A	20,522	2,355
*	Expedia Group Inc.	17,271	2,352
	Ralph Lauren Corp.	18,165	2,350
	Thor Industries Inc.	23,086	2,287
*	American Airlines Group Inc.	183,269	2,278
*	Norwegian Cruise Line Holdings Ltd.	145,771	2,226
*	Alaska Air Group Inc.	56,625	2,141
*	Liberty Media Corp.-Liberty SiriusXM Class C	75,154	2,028
*	Bright Horizons Family Solutions Inc.	22,621	1,978
	Boyd Gaming Corp.	33,234	1,962
	Yum! Brands Inc.	15,500	1,946
	Macy's Inc.	122,604	1,945
*	SiteOne Landscape Supply Inc.	13,506	1,902
*	Coty Inc. Class A	163,539	1,864
*	Etsy Inc.	24,533	1,860
	Polaris Inc.	22,066	1,820
*	AutoNation Inc.	13,370	1,809
	Harley-Davidson Inc.	59,550	1,786
*,1	GameStop Corp. Class A	121,532	1,768
	Gap Inc.	87,918	1,765
*	RH	6,493	1,753
*	Penn Entertainment Inc.	69,685	1,711
	U-Haul Holding Co.	27,822	1,507
	Nexstar Media Group Inc.	10,185	1,446
*,1	Lucid Group Inc.	338,191	1,427
*	Madison Square Garden Sports Corp.	8,343	1,412
*	Ollie's Bargain Outlet Holdings Inc.	19,090	1,399
	Leggett & Platt Inc.	60,135	1,375
*	Planet Fitness Inc. Class A	20,234	1,375
	Penske Automotive Group Inc.	9,185	1,371
[1]	Sirius XM Holdings Inc.	292,495	1,369
*	Wayfair Inc. Class A	24,369	1,360
	Advance Auto Parts Inc.	26,761	1,359
*	Grand Canyon Education Inc.	9,902	1,354
	Ross Stores Inc.	10,163	1,325
	Newell Brands Inc.	172,554	1,317
	Fox Corp. Class B	47,084	1,302
	Columbia Sportswear Co.	16,039	1,256
	RB Global Inc. (XTSE)	19,448	1,238
	Marriott Vacations Worldwide Corp.	16,434	1,198
	Kohl's Corp.	50,148	1,176
	Carter's Inc.	16,501	1,125
	H&R Block Inc.	24,399	1,108
*	Avis Budget Group Inc.	5,991	1,095
	News Corp. Class B	45,008	1,037
*	Under Armour Inc. Class A	115,158	937
*	TripAdvisor Inc.	51,000	909
*,1	QuantumScape Corp.	134,478	853
	Nordstrom Inc.	51,662	807
*	Liberty Media Corp.-Liberty Live Class C	22,163	759
*	Liberty Media Corp.-Liberty SiriusXM Class A	27,809	749
	Travel & Leisure Co.	17,566	626
	Lennar Corp. Class B	5,001	574

		Shares	Market Value ($000)
	Phinia Inc.	21,081	538
*	Victoria's Secret & Co.	19,697	531
*	Hertz Global Holdings Inc.	61,039	509
	Las Vegas Sands Corp.	10,988	507
*	Under Armour Inc. Class C	57,458	440
*	Liberty Media Corp.-Liberty Formula One Class A	6,825	391
*	Driven Brands Holdings Inc.	27,265	359
*	Mister Car Wash Inc.	34,200	249
*	Liberty Media Corp.-Liberty Live Class A	7,294	240
*	AMC Entertainment Holdings Inc. Class A	26,600	177
	Murphy USA Inc.	420	155
*	Petco Health & Wellness Co. Inc.	39,853	120
*	U-Haul Holding Co. (XNYS)	2,104	119
*,1	Cava Group Inc.	1,428	49
			738,064
Consumer Staples (7.5%)
	Procter & Gamble Co.	863,412	132,551
	Philip Morris International Inc.	700,735	65,421
	Coca-Cola Co.	886,573	51,811
	Mondelez International Inc. Class A	614,069	43,636
	CVS Health Corp.	578,034	39,277
	Altria Group Inc.	806,603	33,910
	PepsiCo Inc.	192,278	32,358
	Colgate-Palmolive Co.	370,600	29,192
	McKesson Corp.	37,893	17,831
	Archer-Daniels-Midland Co.	240,949	17,765
	General Mills Inc.	264,967	16,868
	Constellation Brands Inc. Class A	65,417	15,732
	Corteva Inc.	321,937	14,552
	Keurig Dr Pepper Inc.	429,930	13,573
	Kroger Co.	294,696	13,046
	Kraft Heinz Co.	362,344	12,722
	Kenvue Inc.	517,658	10,581
	Bunge Global SA	67,266	7,390
	McCormick & Co. Inc.	113,360	7,349
	Walgreens Boots Alliance Inc.	323,702	6,455
	Kellanova	117,205	6,158
	Conagra Brands Inc.	214,351	6,064
	Tyson Foods Inc. Class A	125,343	5,871
	J M Smucker Co.	46,339	5,085
	Molson Coors Beverage Co. Class B	78,840	4,852
*	US Foods Holding Corp.	101,892	4,466
	Hormel Foods Corp.	130,984	4,007
	Casey's General Stores Inc.	14,355	3,953
	Albertsons Cos. Inc. Class A	172,408	3,753
	Campbell Soup Co.	86,577	3,479
	Hershey Co.	17,208	3,234
*	Darling Ingredients Inc.	71,142	3,121
	Ingredion Inc.	29,886	3,063
*	Performance Food Group Co.	36,703	2,387
*	Post Holdings Inc.	23,996	2,050
	Flowers Foods Inc.	85,217	1,773
	Spectrum Brands Holdings Inc.	17,954	1,245
*	Grocery Outlet Holding Corp.	42,706	1,205
	Kimberly-Clark Corp.	8,907	1,102
	Church & Dwight Co. Inc.	11,355	1,097
	Brown-Forman Corp. Class B	18,211	1,070
*	Freshpet Inc.	15,034	1,067

		Shares	Market Value ($000)
	Reynolds Consumer Products Inc.	24,181	634
*	Pilgrim's Pride Corp.	18,759	479
	Seaboard Corp.	118	415
	Lamb Weston Holdings Inc.	3,654	365
	WK Kellogg Co.	29,381	329
	Brown-Forman Corp. Class A	3,019	182
*	Olaplex Holdings Inc.	59,507	130
*	Boston Beer Co. Inc. Class A	344	122
			654,778
Energy (8.3%)
	Exxon Mobil Corp.	1,828,036	187,812
	Chevron Corp.	798,996	114,736
	ConocoPhillips	547,551	63,281
	Schlumberger NV	643,229	33,474
	EOG Resources Inc.	265,363	32,658
	Marathon Petroleum Corp.	191,483	28,567
	Phillips 66	208,019	26,812
	Pioneer Natural Resources Co.	105,066	24,338
	Williams Cos. Inc.	549,891	20,231
	Valero Energy Corp.	158,852	19,914
	Occidental Petroleum Corp.	314,863	18,624
	Kinder Morgan Inc.	885,336	15,555
	Baker Hughes Co.	457,376	15,436
	ONEOK Inc.	190,551	13,119
	Devon Energy Corp.	289,032	12,998
	Diamondback Energy Inc.	81,859	12,640
	Halliburton Co.	324,118	12,002
	Coterra Energy Inc.	336,499	8,833
	Hess Corp.	55,421	7,790
*	First Solar Inc.	48,106	7,590
	Marathon Oil Corp.	280,212	7,126
	EQT Corp.	162,521	6,494
	Chesapeake Energy Corp.	57,196	4,593
	TechnipFMC plc	197,321	4,089
	Range Resources Corp.	105,875	3,441
	NOV Inc.	177,634	3,343
	HF Sinclair Corp.	63,563	3,336
*	Southwestern Energy Co.	493,334	3,251
*	Antero Resources Corp.	127,775	3,019
	Ovintiv Inc. (XNYS)	64,564	2,863
	DTE Midstream LLC	43,602	2,498
	Antero Midstream Corp.	102,189	1,361
*,1	Plug Power Inc.	235,959	953
	APA Corp.	16,019	577
			723,354
Financials (20.0%)
*	Berkshire Hathaway Inc. Class B	826,995	297,718
	JPMorgan Chase & Co.	1,303,566	203,461
	Bank of America Corp.	3,145,243	95,898
	Wells Fargo & Co.	1,657,299	73,899
	S&P Global Inc.	132,838	55,238
	BlackRock Inc.	67,132	50,432
	Goldman Sachs Group Inc.	145,760	49,783
	Morgan Stanley	542,786	43,065
	Chubb Ltd.	186,125	42,703
	Charles Schwab Corp.	669,174	41,034
	Citigroup Inc.	878,157	40,483

		Shares	Market Value ($000)
	CME Group Inc.	162,182	35,414
	Aon plc Class A (XNYS)	91,304	29,992
	Intercontinental Exchange Inc.	255,675	29,106
	US Bancorp	691,623	26,365
	PNC Financial Services Group Inc.	179,767	24,082
	Arthur J Gallagher & Co.	90,288	22,482
	Aflac Inc.	271,788	22,480
	American International Group Inc.	326,626	21,495
	Truist Financial Corp.	598,440	19,234
	Travelers Cos. Inc.	104,047	18,793
	MetLife Inc.	291,841	18,570
	Bank of New York Mellon Corp.	351,938	17,006
	KKR & Co. Inc.	219,677	16,660
	Allstate Corp.	118,307	16,311
	Prudential Financial Inc.	165,557	16,188
*	Arch Capital Group Ltd.	138,596	11,599
	Progressive Corp.	66,210	10,860
	Hartford Financial Services Group Inc.	137,387	10,738
	Discover Financial Services	112,701	10,481
	State Street Corp.	143,537	10,452
	Willis Towers Watson plc	41,476	10,216
	T Rowe Price Group Inc.	99,433	9,956
	M&T Bank Corp.	74,583	9,559
*	Coinbase Global Inc. Class A	75,130	9,370
	MSCI Inc.	17,353	9,038
	Raymond James Financial Inc.	85,371	8,977
	Fifth Third Bancorp	306,231	8,865
	Marsh & McLennan Cos. Inc.	44,455	8,865
	Cboe Global Markets Inc.	47,533	8,660
	Nasdaq Inc.	154,187	8,610
*	Markel Group Inc.	5,940	8,548
	Principal Financial Group Inc.	109,149	8,058
	Northern Trust Corp.	92,357	7,319
	Huntington Bancshares Inc.	648,940	7,307
	Cincinnati Financial Corp.	69,353	7,129
	Regions Financial Corp.	421,299	7,027
	Everest Group Ltd.	16,735	6,871
	W R Berkley Corp.	91,303	6,624
	First Citizens BancShares Inc. Class A	4,369	6,413
	Loews Corp.	83,591	5,876
	Citizens Financial Group Inc.	213,022	5,809
	Fidelity National Financial Inc.	116,984	5,246
	KeyCorp	420,612	5,211
	Reinsurance Group of America Inc.	30,008	4,893
	Brown & Brown Inc.	65,404	4,888
	Globe Life Inc.	39,599	4,876
	Annaly Capital Management Inc.	221,792	4,008
	Assurant Inc.	23,835	4,005
	East West Bancorp Inc.	63,163	3,974
	Unum Group	88,804	3,819
	American Financial Group Inc.	32,840	3,757
	Ally Financial Inc.	122,583	3,582
	RenaissanceRe Holdings Ltd.	16,670	3,573
	Interactive Brokers Group Inc. Class A	45,693	3,557
	Old Republic International Corp.	121,042	3,548
	Webster Financial Corp.	78,510	3,521
	Tradeweb Markets Inc. Class A	33,718	3,267
	Carlyle Group Inc.	94,885	3,253

		Shares	Market Value ($000)
	XP Inc. Class A	137,848	3,210
	First Horizon Corp.	250,244	3,201
	Franklin Resources Inc.	127,897	3,172
	Voya Financial Inc.	44,038	3,149
	Jefferies Financial Group Inc.	85,612	3,034
*	SoFi Technologies Inc.	415,569	3,029
	New York Community Bancorp Inc.	321,358	3,024
	Stifel Financial Corp.	46,166	2,817
	SEI Investments Co.	46,069	2,703
	Comerica Inc.	59,741	2,701
	First American Financial Corp.	45,173	2,692
*	NU Holdings Ltd. Class A	329,845	2,685
	Starwood Property Trust Inc.	133,822	2,659
*	Robinhood Markets Inc. Class A	300,889	2,648
	Commerce Bancshares Inc.	51,709	2,615
	Cullen/Frost Bankers Inc.	26,562	2,611
	Western Alliance Bancorp	48,608	2,490
	Pinnacle Financial Partners Inc.	33,660	2,443
	Prosperity Bancshares Inc.	39,569	2,386
	Evercore Inc. Class A	16,064	2,370
	AGNC Investment Corp.	267,246	2,357
	Zions Bancorp NA	66,023	2,352
	Popular Inc.	31,768	2,344
	Wintrust Financial Corp.	27,347	2,343
	Invesco Ltd.	162,984	2,326
	Blue Owl Capital Inc.	172,548	2,326
	Moody's Corp.	6,315	2,305
	Houlihan Lokey Inc.	21,205	2,284
	Rithm Capital Corp.	217,305	2,256
	MGIC Investment Corp.	127,718	2,247
	Affiliated Managers Group Inc.	16,055	2,176
	OneMain Holdings Inc.	50,179	2,123
	Columbia Banking System Inc.	94,522	2,120
	Bank OZK	48,390	2,026
	Synovus Financial Corp.	65,641	2,021
	Hanover Insurance Group Inc.	16,010	1,990
	Axis Capital Holdings Ltd.	35,267	1,987
	FNB Corp.	161,962	1,942
	RLI Corp.	14,084	1,910
	Corebridge Financial Inc.	89,337	1,879
	Assured Guaranty Ltd.	25,693	1,745
	White Mountains Insurance Group Ltd.	1,115	1,708
	Broadridge Financial Solutions Inc.	8,661	1,679
	Lincoln National Corp.	68,962	1,640
	Janus Henderson Group plc	60,717	1,590
	Lazard Ltd. Class A	49,762	1,492
*	Brighthouse Financial Inc.	27,093	1,410
*	Credit Acceptance Corp.	2,887	1,319
	Kemper Corp.	27,210	1,203
	Primerica Inc.	5,713	1,197
	First Hawaiian Inc.	57,414	1,128
	SLM Corp.	60,538	910
	BOK Financial Corp.	12,637	907
	Virtu Financial Inc. Class A	40,229	723
	TPG Inc.	20,635	722
	CNA Financial Corp.	11,619	489
*	Rocket Cos. Inc. Class A	36,420	340
	TFS Financial Corp.	23,163	306

		Shares	Market Value ($000)
	UWM Holdings Corp.	26,860	146
			1,739,704
Health Care (14.0%)
	Johnson & Johnson	1,088,282	168,314
	Merck & Co. Inc.	935,942	95,915
	Pfizer Inc.	2,551,164	77,734
	Abbott Laboratories	732,371	76,379
	Danaher Corp.	297,237	66,376
	Medtronic plc	599,649	47,534
	Bristol-Myers Squibb Co.	949,146	46,869
	Elevance Health Inc.	92,776	44,485
	Gilead Sciences Inc.	564,336	43,228
	UnitedHealth Group Inc.	66,744	36,907
*	Boston Scientific Corp.	648,158	36,226
*	Regeneron Pharmaceuticals Inc.	43,595	35,914
	Stryker Corp.	119,636	35,452
	Thermo Fisher Scientific Inc.	66,920	33,176
	Cigna Group	122,063	32,088
	Becton Dickinson & Co.	127,931	30,215
	Amgen Inc.	77,183	20,812
	HCA Healthcare Inc.	73,161	18,325
*	Centene Corp.	244,312	18,001
	Humana Inc.	31,962	15,497
*	Biogen Inc.	65,055	15,228
*	Moderna Inc.	150,108	11,663
	GE Healthcare Inc.	162,532	11,127
	Zimmer Biomet Holdings Inc.	94,802	11,026
	STERIS plc	44,693	8,981
	Laboratory Corp. of America Holdings	39,936	8,663
*	ICON plc	31,322	8,361
	Baxter International Inc.	227,777	8,218
*	Hologic Inc.	109,816	7,830
	Cooper Cos. Inc.	21,938	7,391
	Quest Diagnostics Inc.	50,616	6,946
*	BioMarin Pharmaceutical Inc.	74,359	6,773
*	Avantor Inc.	304,349	6,446
	Cardinal Health Inc.	55,999	5,996
*	Illumina Inc.	50,150	5,113
	Revvity Inc.	56,923	5,060
	Viatris Inc.	540,636	4,963
*	United Therapeutics Corp.	20,391	4,894
	Teleflex Inc.	21,239	4,793
	Royalty Pharma plc Class A	167,117	4,524
*	Charles River Laboratories International Inc.	22,873	4,508
*	Molina Healthcare Inc.	11,872	4,340
*	QIAGEN NV	102,691	4,227
*	Henry Schein Inc.	58,707	3,918
	Universal Health Services Inc. Class B	27,302	3,753
*	Vertex Pharmaceuticals Inc.	9,925	3,521
*	Exact Sciences Corp.	52,694	3,372
	Agilent Technologies Inc.	24,872	3,179
*	Catalent Inc.	81,443	3,164
*	Tenet Healthcare Corp.	45,770	3,159
	DENTSPLY SIRONA Inc.	95,809	3,042
*	Acadia Healthcare Co. Inc.	40,669	2,968
*	Bio-Rad Laboratories Inc. Class A	9,471	2,888
	Encompass Health Corp.	41,400	2,698
*	Elanco Animal Health Inc. (XNYS)	221,630	2,611

		Shares	Market Value ($000)
*	Repligen Corp.	13,949	2,193
	Perrigo Co. plc	61,094	1,861
*	Alnylam Pharmaceuticals Inc.	10,981	1,848
*	Globus Medical Inc. Class A	38,456	1,727
*	Envista Holdings Corp.	74,446	1,689
*	QuidelOrtho Corp.	23,923	1,644
*	Azenta Inc.	28,944	1,632
*	Jazz Pharmaceuticals plc	13,218	1,563
*	Amedisys Inc.	14,594	1,366
*	Teladoc Health Inc.	72,760	1,320
	Organon & Co.	115,929	1,312
*	IQVIA Holdings Inc.	6,028	1,291
*	Integra LifeSciences Holdings Corp.	32,230	1,263
*	Incyte Corp.	21,797	1,184
*	Enovis Corp.	23,923	1,183
*	Fortrea Holdings Inc.	40,190	1,183
*	Mirati Therapeutics Inc.	20,563	1,167
	Premier Inc. Class A	53,901	1,110
	Chemed Corp.	1,879	1,065
*	Exelixis Inc.	38,287	835
*,1	Ginkgo Bioworks Holdings Inc.	633,714	818
*	ICU Medical Inc.	9,265	813
*	R1 RCM Inc.	69,527	736
*	Doximity Inc. Class A	30,184	702
*	Tandem Diabetes Care Inc.	25,296	512
*	Certara Inc.	34,758	501
*	Ionis Pharmaceuticals Inc.	9,077	449
*	Karuna Therapeutics Inc.	1,572	301
	Bio-Techne Corp.	3,655	230
*	Sotera Health Co.	13,515	184
*	agilon health Inc.	13,680	145
*	Maravai LifeSciences Holdings Inc. Class A	20,930	107
*	Roivant Sciences Ltd.	9,110	87
			1,218,812
Industrials (15.6%)
	General Electric Co.	489,592	59,632
	RTX Corp.	659,776	53,759
	Honeywell International Inc.	261,904	51,312
*	Boeing Co.	217,533	50,387
	Eaton Corp. plc	179,834	40,946
	United Parcel Service Inc. Class B (XNYS)	236,469	35,851
	Union Pacific Corp.	157,513	35,483
	American Express Co.	179,502	30,654
	Northrop Grumman Corp.	60,956	28,964
	General Dynamics Corp.	110,561	27,305
	FedEx Corp.	104,702	27,100
*	Fiserv Inc.	199,198	26,017
	CSX Corp.	804,393	25,982
	Parker-Hannifin Corp.	57,689	24,990
	3M Co.	248,052	24,575
	Emerson Electric Co.	257,707	22,910
	Norfolk Southern Corp.	102,567	22,376
	PACCAR Inc.	231,511	21,257
	Capital One Financial Corp.	171,167	19,113
	TransDigm Group Inc.	19,661	18,931
	Trane Technologies plc	72,527	16,348
	L3Harris Technologies Inc.	85,392	16,294
	AMETEK Inc.	103,809	16,114

		Shares	Market Value ($000)
	Carrier Global Corp.	305,892	15,894
	Fidelity National Information Services Inc.	266,886	15,650
	Ferguson plc	88,073	15,090
	Otis Worldwide Corp.	175,708	15,074
	DuPont de Nemours Inc.	207,264	14,828
	Caterpillar Inc.	58,295	14,616
	Cummins Inc.	63,961	14,337
	Johnson Controls International plc	262,233	13,846
	Global Payments Inc.	118,013	13,741
	Ingersoll Rand Inc. (XYNS)	182,550	13,040
	Martin Marietta Materials Inc.	27,884	12,955
	United Rentals Inc.	24,641	11,730
	PPG Industries Inc.	79,347	11,266
	Fortive Corp.	159,713	11,017
	Vulcan Materials Co.	46,636	9,960
	Xylem Inc.	94,274	9,911
*	Block Inc. (XNYS)	153,525	9,738
	Westinghouse Air Brake Technologies Corp.	80,541	9,388
	Howmet Aerospace Inc.	171,108	9,000
	Quanta Services Inc.	47,750	8,992
	Dover Corp.	62,881	8,876
*	Teledyne Technologies Inc.	21,036	8,477
*	Keysight Technologies Inc.	59,579	8,096
*	Builders FirstSource Inc.	57,532	7,716
	Ball Corp.	139,115	7,692
*	Veralto Corp.	99,129	7,658
	Jacobs Solutions Inc.	56,663	7,206
	Expeditors International of Washington Inc.	59,395	7,148
	Textron Inc.	89,258	6,843
	Packaging Corp. of America	39,996	6,720
	Snap-on Inc.	23,540	6,466
	Amcor plc	668,295	6,335
	IDEX Corp.	31,311	6,315
	Stanley Black & Decker Inc.	69,153	6,286
	Carlisle Cos. Inc.	22,393	6,279
	Illinois Tool Works Inc.	25,367	6,144
	Masco Corp.	101,382	6,139
	Automatic Data Processing Inc.	26,522	6,098
	Synchrony Financial	187,357	6,063
	Nordson Corp.	25,759	6,062
	Lennox International Inc.	14,386	5,850
	JB Hunt Transport Services Inc.	29,806	5,522
	Owens Corning	40,438	5,483
	AECOM	59,076	5,249
*	Trimble Inc.	110,966	5,149
	TransUnion	86,885	5,102
	Sherwin-Williams Co.	17,942	5,002
	Pentair plc	74,088	4,782
	RPM International Inc.	46,371	4,773
	Westrock Co.	114,918	4,731
	CNH Industrial NV	440,456	4,730
*	Zebra Technologies Corp. Class A	18,891	4,477
*	XPO Inc.	51,421	4,437
	Watsco Inc.	11,187	4,276
	Huntington Ingalls Industries Inc.	17,679	4,190
*	Saia Inc.	10,638	4,153
	Crown Holdings Inc.	47,802	4,111
	ITT Inc.	37,203	4,028

		Shares	Market Value ($000)
*	TopBuild Corp.	13,341	3,946
	nVent Electric plc	74,099	3,946
	Hubbell Inc.	13,141	3,942
	Fortune Brands Innovations Inc.	56,826	3,889
	Robert Half Inc.	47,254	3,874
	Knight-Swift Transportation Holdings Inc.	70,307	3,781
	AptarGroup Inc.	29,430	3,734
	A O Smith Corp.	49,285	3,714
	Equifax Inc.	16,918	3,683
	Curtiss-Wright Corp.	17,207	3,681
	Graco Inc.	44,804	3,619
	Woodward Inc.	26,626	3,599
	Regal Rexnord Corp.	29,849	3,576
	Berry Global Group Inc.	53,951	3,567
	Jack Henry & Associates Inc.	22,319	3,542
*	Affirm Holdings Inc.	97,748	3,364
	AGCO Corp.	28,360	3,220
*	Generac Holdings Inc.	27,396	3,207
	WESCO International Inc.	19,890	3,100
	Tetra Tech Inc.	19,594	3,099
*	Bill Holdings Inc.	46,394	3,037
*	Middleby Corp.	23,962	3,025
*	GXO Logistics Inc.	52,654	2,962
	EMCOR Group Inc.	13,840	2,941
	Cognex Corp.	77,989	2,940
	Deere & Co.	7,911	2,883
	Oshkosh Corp.	29,439	2,864
*	Axalta Coating Systems Ltd.	89,123	2,805
*	WillScot Mobile Mini Holdings Corp.	66,669	2,781
*	PayPal Holdings Inc.	47,491	2,736
*	FTI Consulting Inc.	12,237	2,698
	BWX Technologies Inc.	34,178	2,667
	Acuity Brands Inc.	14,100	2,528
	Littelfuse Inc.	10,839	2,523
	MKS Instruments Inc.	30,145	2,488
	Sonoco Products Co.	43,876	2,420
	MSA Safety Inc.	13,737	2,392
	Cintas Corp.	4,273	2,364
	Brunswick Corp.	29,429	2,321
	Crane Co.	21,622	2,285
	Flowserve Corp.	58,698	2,246
	Sensata Technologies Holding plc	68,151	2,216
	Ryder System Inc.	20,229	2,167
*	Mohawk Industries Inc.	23,930	2,113
	Genpact Ltd.	60,617	2,059
*	Kirby Corp.	26,793	2,056
*	AZEK Co. Inc.	59,380	2,048
	MSC Industrial Direct Co. Inc. Class A	20,766	2,023
	Allison Transmission Holdings Inc.	37,057	1,982
	Esab Corp.	25,565	1,972
*	Core & Main Inc. Class A	56,192	1,968
	Donaldson Co. Inc.	31,949	1,944
	Valmont Industries Inc.	8,753	1,922
*	WEX Inc.	10,481	1,851
	Air Lease Corp.	46,495	1,804
	Louisiana-Pacific Corp.	29,247	1,784
	MDU Resources Group Inc.	91,461	1,751
*	MasTec Inc.	27,889	1,691

		Shares	Market Value ($000)
	Western Union Co.	144,985	1,686
	ManpowerGroup Inc.	22,656	1,681
	Vontier Corp.	46,633	1,573
	Silgan Holdings Inc.	37,370	1,559
	Graphic Packaging Holding Co.	64,398	1,460
	Armstrong World Industries Inc.	14,460	1,226
	Old Dominion Freight Line Inc.	3,065	1,192
*	Spirit AeroSystems Holdings Inc. Class A	42,364	1,165
	Crane NXT Co.	21,664	1,115
	Eagle Materials Inc.	5,473	991
	Sealed Air Corp.	29,340	979
*	Vestis Corp.	52,983	970
	CH Robinson Worldwide Inc.	11,401	935
*	Euronet Worldwide Inc.	10,691	932
*	Mercury Systems Inc.	22,344	766
*	Hayward Holdings Inc.	59,762	705
*	NCR Atleos Corp.	29,007	644
*	Gates Industrial Corp. plc	47,305	580
	Landstar System Inc.	3,331	575
	ADT Inc.	96,509	567
	Schneider National Inc. Class B	24,478	564
*	FleetCor Technologies Inc.	2,195	528
	HEICO Corp.	2,843	486
	HEICO Corp. Class A	2,425	333
	Allegion plc	3,004	319
	Lincoln Electric Holdings Inc.	1,489	295
	Ardagh Group SA	8,833	80
			1,356,283
Real Estate (4.8%)
	Prologis Inc.	416,519	47,871
	Welltower Inc.	232,194	20,689
	Crown Castle Inc.	174,492	20,464
	Digital Realty Trust Inc.	134,738	18,699
	Equinix Inc.	21,012	17,125
	Realty Income Corp.	303,860	16,396
	Simon Property Group Inc.	114,432	14,291
	VICI Properties Inc.	453,407	13,552
	Extra Space Storage Inc.	94,469	12,297
	AvalonBay Communities Inc.	64,044	11,076
*	CBRE Group Inc. Class A	139,905	11,047
	SBA Communications Corp.	43,518	10,747
	Weyerhaeuser Co.	330,777	10,370
	Equity Residential	168,136	9,557
	Invitation Homes Inc.	276,012	9,208
*	CoStar Group Inc.	103,890	8,627
	Alexandria Real Estate Equities Inc.	77,280	8,454
	Ventas Inc.	180,385	8,269
	Public Storage	29,638	7,669
	Mid-America Apartment Communities Inc.	52,545	6,541
	Essex Property Trust Inc.	28,763	6,140
	WP Carey Inc.	95,669	5,955
	Sun Communities Inc.	43,301	5,601
	Host Hotels & Resorts Inc.	319,132	5,575
	American Homes 4 Rent Class A	150,139	5,446
	Gaming and Leisure Properties Inc.	113,810	5,318
	Kimco Realty Corp.	272,818	5,271
	Regency Centers Corp.	81,508	5,117
	UDR Inc.	139,591	4,662

		Shares	Market Value ($000)
	Rexford Industrial Realty Inc.	92,593	4,557
	Healthpeak Properties Inc.	246,575	4,271
	Iron Mountain Inc.	66,228	4,249
	Camden Property Trust	46,630	4,209
	Boston Properties Inc.	71,022	4,043
	CubeSmart	100,735	4,005
	Equity LifeStyle Properties Inc.	53,840	3,828
	Federal Realty Investment Trust	36,509	3,490
	Americold Realty Trust Inc.	121,797	3,438
	EastGroup Properties Inc.	19,714	3,425
	Omega Healthcare Investors Inc.	105,900	3,362
	NNN REIT Inc.	82,149	3,337
*	Jones Lang LaSalle Inc.	21,385	3,326
	STAG Industrial Inc.	81,434	2,919
	Brixmor Property Group Inc.	134,577	2,896
	First Industrial Realty Trust Inc.	59,369	2,793
	Spirit Realty Capital Inc.	63,340	2,616
	Healthcare Realty Trust Inc.	170,295	2,600
	Agree Realty Corp.	41,252	2,443
*	Zillow Group Inc. Class A	56,347	2,220
	Apartment Income REIT Corp.	67,591	2,103
	Rayonier Inc.	66,539	2,041
	Vornado Realty Trust	80,292	1,890
	Kilroy Realty Corp.	52,712	1,739
*	Zillow Group Inc. Class C	39,720	1,626
	EPR Properties	33,177	1,480
	Cousins Properties Inc.	68,845	1,413
	Park Hotels & Resorts Inc.	95,247	1,413
[1]	Medical Properties Trust Inc.	269,266	1,306
	National Storage Affiliates Trust	36,163	1,200
*	Howard Hughes Holdings Inc.	15,248	1,121
	Lamar Advertising Co. Class A	8,853	897
	Highwoods Properties Inc.	47,034	891
*	NET Lease Office Properties	6,338	104
			419,285
Technology (8.0%)
	Intel Corp.	1,885,105	84,264
	International Business Machines Corp.	410,373	65,069
	Oracle Corp.	404,396	46,995
	Analog Devices Inc.	228,275	41,861
*	Advanced Micro Devices Inc.	311,938	37,794
	Micron Technology Inc.	493,476	37,563
	Texas Instruments Inc.	242,702	37,063
*	Salesforce Inc.	105,162	26,490
	Roper Technologies Inc.	47,734	25,693
	Marvell Technology Inc.	385,661	21,493
	Cognizant Technology Solutions Corp. Class A	229,308	16,139
*	ON Semiconductor Corp.	194,533	13,876
	Amphenol Corp. Class A	130,805	11,902
	Hewlett Packard Enterprise Co.	583,215	9,862
	Corning Inc.	343,429	9,784
	HP Inc.	309,976	9,095
	Applied Materials Inc.	59,179	8,864
	QUALCOMM Inc.	64,510	8,325
*	VeriSign Inc.	38,709	8,214
*	Akamai Technologies Inc.	69,488	8,028
*	Zoom Video Communications Inc. Class A	113,224	7,680
*	Western Digital Corp.	144,169	6,965

		Shares	Market Value ($000)
	Skyworks Solutions Inc.	71,671	6,947
	Entegris Inc.	63,828	6,664
	Leidos Holdings Inc.	61,479	6,598
*	Vertiv Holdings Co. Class A	143,379	6,260
	Microchip Technology Inc.	69,734	5,819
	SS&C Technologies Holdings Inc.	98,019	5,515
	NetApp Inc.	57,124	5,221
	Gen Digital Inc. (XNGS)	211,651	4,673
*	F5 Inc.	27,284	4,671
	Amdocs Ltd.	53,761	4,504
*	Qorvo Inc.	44,122	4,258
*	Okta Inc.	63,354	4,248
*	Ceridian HCM Holding Inc.	60,999	4,203
*	Twilio Inc. Class A	63,604	4,114
*	PTC Inc.	24,680	3,884
*	Guidewire Software Inc.	36,767	3,674
*	Nutanix Inc. Class A	78,786	3,395
*	CACI International Inc. Class A	10,197	3,273
*	Arrow Electronics Inc.	25,817	3,061
	Science Applications International Corp.	24,385	2,863
*	DoorDash Inc. Class A	29,469	2,769
*	GoDaddy Inc. Class A	27,392	2,741
*	AppLovin Corp. Class A	70,354	2,637
	Jabil Inc.	21,468	2,476
*	Aspen Technology Inc.	12,562	2,365
*	Unity Software Inc.	78,585	2,319
	Dolby Laboratories Inc. Class A	26,681	2,298
	Lam Research Corp.	3,209	2,297
*	DXC Technology Co.	94,306	2,181
	TD SYNNEX Corp.	21,033	2,075
*	Wolfspeed Inc.	56,225	2,072
	KBR Inc.	39,013	2,016
*	ANSYS Inc.	6,723	1,972
*	Coherent Corp.	53,412	1,965
	Universal Display Corp.	11,469	1,941
	Avnet Inc.	41,109	1,922
*,1	GLOBALFOUNDRIES Inc.	35,583	1,910
*	Cirrus Logic Inc.	25,059	1,902
	Concentrix Corp.	19,969	1,877
*	Tyler Technologies Inc.	4,537	1,855
*	Kyndryl Holdings Inc.	101,886	1,837
*	SentinelOne Inc. Class A	89,557	1,710
*	Clarivate plc	213,570	1,657
*	IAC Inc.	33,265	1,591
	Dun & Bradstreet Holdings Inc.	124,265	1,316
*	IPG Photonics Corp.	13,433	1,286
	Teradyne Inc.	11,645	1,074
*	CCC Intelligent Solutions Holdings Inc.	90,567	1,058
*	ZoomInfo Technologies Inc.	68,569	985
*	Pure Storage Inc. Class A	27,924	930
*	NCR Voyix Corp.	57,719	905
*	nCino Inc.	28,919	799
*	UiPath Inc. Class A	39,825	787
	CDW Corp.	3,499	738
*	Informatica Inc. Class A	17,507	439
*	Match Group Inc.	12,499	405
*	Dropbox Inc. Class A	13,425	378
	Bentley Systems Inc. Class B	6,266	326

		Shares	Market Value ($000)
*	Paycor HCM Inc.	13,810	293
*	HashiCorp Inc. Class A	13,508	289
*	Klaviyo Inc. Class A	402	12
*	Maplebear Inc.	101	2
			699,271
Telecommunications (4.1%)
	Cisco Systems Inc.	1,851,738	89,587
	Comcast Corp. Class A	1,847,609	77,396
	Verizon Communications Inc.	1,900,228	72,836
	AT&T Inc.	3,232,267	53,559
	T-Mobile US Inc.	240,450	36,176
*	Roku Inc.	48,672	5,071
	Juniper Networks Inc.	143,120	4,072
*	Liberty Broadband Corp. Class C	45,486	3,781
*	Ciena Corp.	66,886	3,067
*	Frontier Communications Parent Inc.	111,101	2,432
	Motorola Solutions Inc.	6,014	1,942
*	Lumentum Holdings Inc.	30,954	1,325
	Cable One Inc.	2,358	1,254
*	ViaSat Inc.	52,658	1,077
*	DISH Network Corp. Class A	112,237	411
*	Liberty Broadband Corp. Class A	1,911	158
	Iridium Communications Inc.	3,266	124
	Ubiquiti Inc.	275	31
*,2	GCI Liberty Inc.	26,959	—
			354,299
Utilities (5.3%)
	NextEra Energy Inc.	913,955	53,476
	Southern Co.	492,149	34,933
	Duke Energy Corp.	347,971	32,111
	Sempra	284,340	20,720
	American Electric Power Co. Inc.	232,372	18,485
	Constellation Energy Corp.	147,932	17,906
	Exelon Corp.	448,796	17,283
	Dominion Energy Inc.	377,182	17,102
*	PG&E Corp.	901,113	15,472
	Xcel Energy Inc.	248,542	15,121
	Republic Services Inc.	93,222	15,087
	Consolidated Edison Inc.	156,717	14,122
	Public Service Enterprise Group Inc.	224,460	14,013
	WEC Energy Group Inc.	142,343	11,903
	American Water Works Co. Inc.	87,865	11,584
	Edison International	170,558	11,426
	Entergy Corp.	95,632	9,698
	DTE Energy Co.	92,874	9,669
	Eversource Energy	157,101	9,333
	Ameren Corp.	118,287	9,178
	FirstEnergy Corp.	245,367	9,064
	PPL Corp.	333,002	8,698
	CenterPoint Energy Inc.	284,875	8,053
	CMS Energy Corp.	131,382	7,457
	Atmos Energy Corp.	65,068	7,405
	Alliant Energy Corp.	113,651	5,747
	Evergy Inc.	100,572	5,133
	NRG Energy Inc.	103,846	4,968
	NiSource Inc.	186,563	4,784
	Vistra Corp.	118,056	4,180

		Shares	Market Value ($000)
	Essential Utilities Inc.	109,276	3,891
	Pinnacle West Capital Corp.	51,266	3,842
*	Clean Harbors Inc.	22,819	3,689
	OGE Energy Corp.	90,669	3,178
	Waste Management Inc.	18,562	3,174
	IDACORP Inc.	22,708	2,191
	UGI Corp.	94,863	2,086
	National Fuel Gas Co.	40,258	2,045
	AES Corp.	117,848	2,028
*	Stericycle Inc.	41,646	1,956
	Brookfield Renewable Corp. Class A	59,778	1,587
	Clearway Energy Inc. Class C	50,233	1,254
*	Sunrun Inc.	95,802	1,236
	Avangrid Inc.	32,027	989
	Hawaiian Electric Industries Inc.	49,798	607
	Clearway Energy Inc. Class A	771	18
			457,882
Total Common Stocks (Cost $8,456,299)			8,677,756
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 5.438% (Cost $7,164)	71,661	7,166
Total Investments (99.8%) (Cost $8,463,463)			8,684,922
Other Assets and Liabilities—Net (0.2%)			13,734
Net Assets (100%)			8,698,656
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,231,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $7,032,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	63	14,417	119

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Carrier Global Corp.	8/30/24	BANA	3,637	(5.331)	—	(2)
Johnson Controls International plc	8/30/24	BANA	2,535	(5.331)	—	(10)
					—	(12)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2023, the counterparties had deposited in segregated accounts securities with a value of $556,000 in connection with open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,677,676	80	—	8,677,756
Temporary Cash Investments	7,166	—	—	7,166
Total	8,684,842	80	—	8,684,922
Derivative Financial Instruments
Assets
Futures Contracts[1]	119	—	—	119
Liabilities
Swap Contracts	—	12	—	12
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.